Accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Accrued Liabilities [Abstract]
Schedule of accrued liabilities
	2015	2016
Audit fees	$386	$216
Legal fees	449	117
Other professional fees	26	7
Vessel Operating and voyage expenses	9,555	7,573
Loan interest and financing fees	4,357	3,539
Income tax	-	267
Total Accrued Liabilities	$14,773	$11,719